SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2018
Statements Line Items
SEGMENT DISCLOSURES [Text Block]
19.	SEGMENT DISCLOSURES

The Company’s operating segments are based on internal management reports that are reviewed by the Company’s executives (the chief operating decision makers) in assessing performance. The Company has four operating mining segments, Guanaceví, Bolañitos, El Cubo and El Compas, which are located in Mexico, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico and Chile.

December 31, 2018
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$14,477	$765	$3,947	$4,776	$8,863	$548	$33,376
Other Investments	88	-	-	-	-	-	88
Accounts receivables	176	1,924	9,386	2,760	8,996	3,705	26,947
Inventories	-	-	6,310	3,736	2,939	1,909	14,894
Prepaid expenses	1,666	75	706	26	129	102	2,704
Non-current deposits	76	-	308	151	74	505	1,114
Deferred income tax asset	-	-	6,782	1,549	816	-	9,147
Mineral property, plant and equipment	573	11,791	34,933	9,348	11,323	20,809	88,777
Total assets	$17,056	$14,555	$62,372	$22,346	$33,140	$27,578	$177,047

Accounts payable and accrued liabilities	$6,045	$287	$5,528	$1,872	$4,347	$1,391	$19,470
Income taxes payable	1,028	-	926	878	1,218	-	4,050
Deferred lease inducement	217	-	-	-	-	-	217
Provision for reclamation and rehabilitation	-	-	2,128	1,805	4,148	114	8,195
Deferred income tax liability	-	-	-	36	-	299	335
Total liabilities	$7,290	$287	$8,582	$4,591	$9,713	$1,804	$32,267

December 31, 2017
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$20,884	$1,034	$6,212	$2,360	$7,594	$193	$38,277
Restricted cash	1,000	-	-	-	-	-	1,000
Other Investments	168	-	-	-	-	-	168
Accounts receivables	341	893	12,115	4,100	15,602	961	34,012
Inventories	-	-	8,476	2,178	2,477	-	13,131
Prepaid expenses	1,090	128	125	77	176	315	1,911
Non-current deposits	76	-	316	144	74	-	610
Deferred income tax asset	-	-	-	655	-	-	655
Mineral property, plant and equipment	691	11,285	42,264	6,766	15,929	11,881	88,816
Total assets	$24,250	$13,340	$69,508	$16,280	$41,852	$13,350	$178,580

Accounts payable and accrued liabilities	$5,965	$225	$4,484	$1,774	$5,721	$899	$19,068
Income taxes payable	727	-	1,499	940	19	-	3,185
Deferred lease inducement	236	-	-	-	-	-	236
Provision for reclamation and rehabilitation	-	-	2,086	1,772	4,074	50	7,982
Deferred income tax liability	-	200	528	637	227	-	1,592
Total liabilities	$6,928	$425	$8,597	$5,123	$10,041	$949	$32,063

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

	Year ended December 31, 2018
Silver revenue	$-	$-	$32,267	$14,310	$38,903	$-	$85,480
Gold revenue	-	-	6,962	25,495	32,572	-	65,029
Total revenue	$-	$-	$39,229	$39,805	$71,475	$-	$150,509

Salaries, wages and benefits:
mining	$-	$-	$5,382	$5,102	$9,309	$-	$19,793
processing	-	-	1,644	1,065	2,201	-	4,910
administrative	-	-	2,580	2,360	3,116	-	8,056
stock based compensation	-	-	(31)	(31)	(31)	-	(93)
change in inventory	-	-	662	(383)	(42)	-	237
Total salaries, wages and benefits	-	-	10,237	8,113	14,553	-	32,903

Direct costs:
mining	-	-	20,332	10,716	13,197	-	44,245
processing	-	-	6,783	6,590	8,211	-	21,584
administrative	-	-	1,886	1,670	2,336	-	5,892
change in inventory	-	-	1,021	(815)	80	-	286
Total direct production costs	-	-	30,022	18,161	23,824	-	72,007

Depreciation and depletion:
depreciation and depletion	-	-	22,352	931	14,609	-	37,892
change in inventory	-	-	765	(70)	(175)	-	520
Total depreciation and depletion	-	-	23,117	861	14,434	-	38,412

Royalties	-	-	1,123	190	340	-	1,653
Write down of inventory to NRV	-	-	2,026	-	-	-	2,026

Total cost of sales	$-	$-	$66,525	$27,325	$53,151	$-	$147,001

Earnings (loss) before taxes	$(8,079)	$(12,258)	$(27,296)	$12,480	$18,324	$(882)	$(17,711)

Current income tax expense (recovery)	-	-	642	2,507	1,328	-	4,477
Deferred income tax expense (recovery)	-	-	(7,475)	(1,530)	(1,043)	299	(9,749)
Total income tax expense (recovery)	-	-	(6,833)	977	285	299	(5,272)

Net earnings (loss)	$(8,079)	$(12,258)	$(20,463)	$11,503	$18,039	$(1,181)	$(12,439)

The Exploration segment included $777 of costs incurred in Chile for the year ended December 31, 2018 (December 31, 2017 - $448).

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

	Year ended December 31, 2017
Silver revenue	$-	$-	$37,161	$15,265	$31,934	$-	$84,360
Gold revenue	-	-	6,210	33,154	26,775	-	66,139
Total revenue	$-	$-	$43,371	$48,419	$58,709	$-	$150,499

Salaries, wages and benefits:
mining	$-	$-	$6,027	$5,023	$8,798	$-	$19,848
processing	-	-	1,951	978	1,765	-	4,694
administrative	-	-	2,948	2,419	3,023	-	8,390
stock based compensation	-	-	68	67	67	-	202
change in inventory	-	-	209	(91)	36	-	154
Total salaries, wages and benefits	-	-	11,203	8,396	13,689	-	33,288

Direct costs:
mining	-	-	12,567	11,777	15,900	-	40,244
processing	-	-	6,709	6,921	8,742	-	22,372
administrative	-	-	2,164	1,893	2,906	-	6,963
change in inventory	-	-	833	(227)	59	-	665
Total direct production costs	-	-	22,273	20,364	27,607	-	70,244

Depreciation and depletion:
depreciation and depletion	-	-	13,934	1,900	1,332	-	17,166
change in inventory	-	-	(569)	(6)	(9)	-	(584)
Total depreciation and depletion	-	-	13,365	1,894	1,323	-	16,582

Royalties	-	-	1,239	228	273	-	1,740
Write down of inventory to NRV	-	-	166	-	-	-	166

Total cost of sales	$-	$-	$48,246	$30,882	$42,892	$-	$122,020

Earnings (loss) before taxes	$(7,694)	$(10,564)	$(4,875)	$17,537	$15,817	$(2,334)	$7,887

Current income tax expense (recovery)	(10)	-	676	3,981	3	-	4,650
Deferred income tax expense (recovery)	-	200	(5,589)	(1,473)	415	-	(6,447)
Total income tax expense (recovery)	(10)	200	(4,913)	2,508	418	-	(1,797)

Net earnings (loss)	$(7,684)	$(10,764)	$38	$15,029	$15,399	$(2,334)	$9,684